Income Taxes - Provision for Taxes on Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Pretax income
Domestic	$ 217,305	$ 202,594	$ 208,588
Foreign	87,264	84,480	75,818
Income before income taxes	304,569	287,074	284,406
Current
Federal	32,691	57,424	27,920
State	2,207	5,891	5,910
Foreign	25,089	22,123	34,794
Total current	59,987	85,438	68,624
Deferred
Federal	33,937	13,552	34,992
State	4,080	6,303	6,249
Foreign	(1,801)	(1,534)	(31,442)
Total deferred	36,216	18,321	9,799
Total taxes	$ 96,203	$ 103,759	$ 78,423